UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-21237

                   Unified Series Trust
 (Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300
Indianapolis, IN                                             46208
(Address of principal executive offices)    (Zip code)

Christopher E. Kashmerick
Huntington Asset Services, Inc.
2960 N. Meridian St. Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:317-917-7000

Date of fiscal year end:     6/30

Date of reporting period:   12/31/10

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

IMS Capital Value Fund IMS Strategic Income Fund IMS Dividend Growth Fund

Semi-Annual Report

December 31, 2010

Fund Advisor:

IMS Capital Management, Inc.
8995 S.E. Otty Road
Portland, OR  97086

Toll Free (800) 934-5550

IMS Capital Value Fund
Management’s Discussion and Analysis
December 31, 2010

Dear Fellow Shareholder,

For the full year 2010, the IMS Capital Value Fund returned 16.88%.  For the 6 months ended December 31, 2010 the Fund returned 24.98%.  The broad market, as measured by the S & P 500 Index was up 15.09% for the year, and 23.27% for the six-month period. The Russell Mid-Cap Value Index, returned 18.53% and 25.86%, respectively.

During the fourth quarter, the stocks of mid-sized companies again outperformed the stocks of large-sized companies.  The IMS Capital Value Fund returned 13.6% for the quarter, while the S&P 500 Index returned 10.8% and the Russell Mid-Cap Value Index returned 12.2%.

We replaced and added new positions at the beginning of the fourth quarter which increased the total number of holdings from 38 to 50.  These changes increased the Fund’s technology weighting from 16% to 23%, energy from 6% to 9.7% and basic materials from a 0% weighting to 6.7%.  All three sectors participated in the market’s advance and posted double-digit returns.

Our three best performers in the fourth quarter were NII Holdings, an international wireless phone service provider, +139.3%; Check Point Software, an internet security provider, +90.7%, and Ameriprise Financial, a provider of financial and investment planning, +63.4%.

Our three worst performers were Hillenbrand, -13.4%, Service Corp. International, -9.8%, and Tekelec, -8.8%.

The market has now posted two back-to-back years of double digit returns, yet the bull market is still young at just over 18 months.  Since the average bull market lasts somewhere between 39 and 46 months, depending on the definitions used, history suggests we may have good reason to be positive on stocks for the next few years.

As always, we continue to seek out undervalued, seasoned stocks that are demonstrating signs of positive momentum.  We thank you for investing right along side us, in the IMS Capital Value Fund.

Sincerely,

Carl W. Marker
Portfolio Manager

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling Shareholder Services at 1-800-934-5550.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**   The S&P Mid-Cap 400® Index, Russell Mid-Cap Value Index, and the S&P 500® Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on December 31, 2000 and held through December 31, 2010. The chart also assumes reinvestment of all dividends and distributions on the reinvestment dates during the period. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

IMS Strategic Income Fund
Management’s Discussion and Analysis

Dear Fellow Shareholder,

The IMS Strategic Income Fund returned 2.66% during the quarter, 9.84% for the 6 months ended December 31, 2010 and +13.08% for the full calendar year 2010.  The Fund’s benchmark, Barclays Capital Aggregate Bond Index, returned -1.30%, 1.15% and 6.54%, respectively, for the same time periods.

The Fund significantly exceeded the performance of its benchmark during the above time periods.  The Fund’s benchmark is designed to represent the performance of a wide range of investment grade bonds including corporate, government, and mortgage-backed.  The Fund began the reporting period on July 1, 2010 with 31% in investment grade bonds and ended the period with 20%.  Investors began to favor stocks and high yield bonds over treasuries and investment grade bonds as the year went on.  For example, during the fourth quarter, investment grade bonds lost -1.3%, yet high yield bonds were up 3.0% while the S&P 500 was up 10.8%.

During the year, Treasury bond interest rates rose as the economy strengthened.  As we reduced our investment grade bond weighting, we sold longer-maturity bonds, seeking to reduce our exposure to rising interest rates.   We also increased the weightings of common stocks and high yield bonds as they are helped by a stronger economy.   High yield bonds were increased from 26% to 29% of the portfolio by purchasing Carl’s Jr. (fast food) and Edison Mission (electrical generation) bonds.   We increased international bonds from 6% of the fund to 8% with the purchase of Maxcom (Mexican telephone service) and Buenos Aires (Argentine provincial government).  Finally, we increased our exposure to mortgage REITs to 4% with the purchase of Capstone and Chimera.

The expansion of the money supply, and continued government stimulus have probably answered the question of whether the US will suffer a “lost decade” of debt deflation like Japan did in the 1990’s.   Short answer: No.  While this environment is something more like a “normal” recovery with slower than normal job growth, we are confident that the direction of the economy is positive. The Federal Reserve is keeping short interest rates low to help banks, corporations and individuals spur the economy.  Companies and consumers have reduced their debt loads significantly. Employment and housing statistics are improving as well.   We think these conditions will help support positive future returns for shareholders in the IMS Strategic Income Fund.

We are pleased with the Fund’s 30-day SEC yield of 3.83% as of December 31, 2010. However, we also feel that it is important to point out that the 30-day SEC yield calculation is designed for pure bond funds and understates the actual 12-month current dividend yield of the Fund - which is calculated by taking the previous 12 monthly dividends ($0.59) divided by the 12/31/2010 share price ($6.83).  The current yield as of 12/31/2010 based on the trailing 12 months of actual dividends paid is 8.64%.  This yield has remained in a range from about 6% to 9% since inception. The Fund has now paid a dividend every month, without interruption, for over 8 years.

We continue to seek a balance between high current income, reasonable volatility and moderate capital appreciation potential.  We appreciate your investment, along side us, as we continue building wealth wisely in the IMS Strategic Income Fund.

Sincerely,

Carl W. Marker
Portfolio Manager

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling Shareholder Services at 1-800-934-5550.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**   The Merrill Lynch U.S. Corporate and High Yield Master Index and the Barclays Capital Aggregate Bond Index are widely recognized unmanaged indices of fixed income prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
***  The Lipper classification represents a simple average of all funds within  a given Lipper classification.

The chart above assumes an initial investment of $10,000 made on November 5, 2002 (commencement of Fund operations) and held through December 31, 2010. The chart also assumes reinvestment of all dividends and distributions on the reinvestment dates during the period. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original

IMS Dividend Growth Fund
Management’s Discussion and Analysis
December 31, 2010
Dear Fellow Shareholder,

For the full year 2010, the IMS Dividend Growth Fund returned 13.44%.  For the 6 months ended December 31, 2010 the Fund returned 21.74%.  The broad market, as measured by the S&P 500 Index, returned 15.09% and 23.27%, respectively.

From late August through the end of the year, stocks put together a powerful rally.
We continue to focus on owning the common stocks of companies that have strong history of paying dividends and raising their payouts over time.  During the fourth quarter, we increased our existing weightings in small and mid-cap dividend-paying stocks.  There are a total of 45 holdings with about 25% in international companies.

The Fund provides broad exposure to dividend-paying companies of all sizes, primarily from the U.S. but also from places all over the world.  We have dividend paying stocks of companies based in India, China, Mexico, Holland, Argentina, France, New Zealand and the U.K.  The common thread is a commitment to not only paying a dividend, but to consistently raising that dividend, most, if not every year.  The average annualized dividend yield of the stocks in the fund’s portfolio stood at 4.2% on December 31, 2010.

During the reporting period, we increased the Fund’s sector weighting in financials, telecom and industrial materials, while decreasing healthcare and consumer staples. Increasing the industrial materials sector had a positive impact as the sector posted high double digit returns, while reducing healthcare exposure helped as uncertainty around the future of “Obamacare” led to relatively low returns for the sector during the quarter.

The top three performers in the Dividend Growth Fund were CenturyLink (telecommunications) +40.5%, RPM International (specialty chemicals) +32.7%, and Banner Corp. (a small northwest regional bank) +29.3%. While the two worst performers were Life Partner Holdings -9.5% and Landauer Inc. -8.4%.  Life Partners, a life settlement company, has recently faced negative publicity regarding how it manages its business. Landauer, a radiation monitoring consultant, suffered from costs associated with acquisitions which hurt its fourth-quarter profit.  Both companies have since been sold.

Dividends seem to be making a comeback. Many high quality companies have initiated dividend payments or have announced dividend increases.  We are fortunate to own a unique portfolio of dividend growth stocks both domestically and internationally.   We believe that most of the companies in the Fund have strong competitive advantages that should enable them to deliver steady earnings and rising dividends for years to come.  We thank you for investing right along side us, in the IMS Dividend Growth Fund.

Sincerely,

Carl W. Marker
Portfolio Manager

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling Shareholder Services at 1-800-934-5550.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on November 5, 2002 (commencement of Fund operations) and held through December 31, 2010. The chart also assumes reinvestment of all dividends and distributions on the reinvestment dates during the period. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Fund Holdings – (Unaudited)

   1As a percent of net assets.

The Capital Value Fund invests primarily in the common stocks of mid-sized U.S. companies generally having a total market capitalization of $1 billion to $10 billion.

The investment objective of the IMS Capital Value Fund is long-term growth from capital appreciation and, secondarily, income from dividends and interest.

      1As a percent of net assets.

The Strategic Income Fund’s advisor, IMS Capital Management, Inc., has the flexibility to invest in a broad range of fixed income and equity securities that produce current income.

The investment objective of the IMS Strategic Income Fund is current income, and a secondary objective of capital appreciation.

Fund Holdings – (Unaudited) - continued

   1As a percent of net assets.

The Dividend Growth Fund invests primarily in a diversified portfolio of dividend–paying common stocks. The Dividend Growth Fund’s advisor, IMS Capital Management, Inc., employs a selection process designed to include small-, mid- and large-cap companies with dividend yields and dividend growth rates that exceed the average of the S&P 500® Index.

The investment objective of the IMS Dividend Growth Fund is long-term growth from capital appreciation and dividends.

Availability of Portfolio Schedules – (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 through December 31, 2010).

Actual Expenses

The first line of the table on page 11 provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is only useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

			Expenses Paid
IMS Funds	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2010 -
	July 1, 2010	December 31, 2010	December 31, 2010

Capital Value Fund

Actual	$1,000.00	$1,249.80	$10.45

Hypothetical**	$1,000.00	$1,015.92	$9.36

Strategic Income Fund

Actual	$1,000.00	$1,098.42	$10.33

Hypothetical**	$1,000.00	$1,015.36	$9.92

Dividend Growth Fund

Actual	$1,000.00	$1,217.44	$15.37

Hypothetical**	$1,000.00	$1,011.35	$13.94

* Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period). The annualized expense ratios for the Capital Value Fund, Strategic Income Fund, and the Dividend Growth Fund were 1.84%, 1.95%, and 2.75%, respectively.

** Assumes a 5% annual return before expenses.

IMS Capital Value Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Common Stocks - 99.85%	Shares	Fair Value

Consumer Discretionary - 14.75
DISH Network Corp. - Class A (a)	52,200	$1,026,252
D.R. Horton, Inc.	95,600	1,140,508
GameStop Corp. - Class A (a)	66,500	1,521,520
H&R Block, Inc.	91,700	1,092,147
Hillenbrand, Inc.	64,700	1,346,407
Meritage Homes Corp. (a)	58,500	1,298,700
Service Corporation International	202,900	1,673,925
		9,099,459

Consumer Staples - 3.30%
Energizer Holdings, Inc. (a)	13,400	976,860
Tyson Foods, Inc. - Class A	61,300	1,055,586
		2,032,446

Energy - 9.71%
Helmerich & Payne, Inc.	24,300	1,178,064
Noble Corp.	28,800	1,030,176
Oceaneering International, Inc. (a)	19,000	1,398,970
Sunoco, Inc.	25,200	1,015,812
Valero Energy Corp.	59,200	1,368,704
		5,991,726

Financials - 16.27%
Ameriprise Financial, Inc.	23,500	1,352,425
E*TRADE Financial Corp. (a)	76,800	1,228,800
Fifth Third Bancorp	92,500	1,357,900
First American Financial Corp.	61,100	912,834
Lincoln National Corp.	47,900	1,332,099
Principal Financial Group, Inc.	38,100	1,240,536
T. Rowe Price Group, Inc.	19,300	1,245,622
Umpqua Holdings Corp.	112,000	1,364,160
		10,034,376

Health Care - 16.51%
Cephalon, Inc. (a)	18,900	1,166,508
Cooper Companies, Inc. / The	20,100	1,132,434
Forest Laboratories, Inc. (a)	30,300	968,994
Gentiva Health Services, Inc. (a)	38,700	1,029,420
Hill-Rom Holdings, Inc.	32,700	1,287,399
Humana, Inc. (a)	18,500	1,012,690
Myriad Genetics, Inc. (a)	52,400	1,196,816
Omnicare, Inc.	43,700	1,109,543
Zimmer Holdings, Inc. (a)	23,800	1,277,584
		10,181,388

See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund
Schedule of Investments - continued
December 31, 2010 (Unaudited)

Common Stocks - 99.85% - continued	Shares	Fair Value

Industrials - 4.09%
Equifax, Inc.	34,600	$1,231,760
Iron Mountain, Inc.	51,700	1,293,017
		2,524,777

Information Technology - 17.18%
Activision Blizzard, Inc.	89,300	1,110,892
Analog Devices, Inc.	32,000	1,205,440
Check Point Software Technologies, Ltd. (a)	27,650	1,279,089
Novellus Systems, Inc. (a)	37,200	1,202,304
RF Micro Devices, Inc. (a)	156,700	1,151,745
SanDisk Corp. (a)	26,200	1,306,332
Tekelec (a)	76,600	912,306
Tessera Technologies, Inc. (a)	61,100	1,353,365
Xilinx, Inc.	37,200	1,078,056
		10,599,529

Materials - 8.81%
Alcoa, Inc.	90,350	1,390,486
Cytec Industries, Inc.	29,600	1,570,576
International Paper Co.	43,300	1,179,492
Scotts Miracle-Gro Co. - Class A	25,500	1,294,635
		5,435,189

Telecommunication Service - 5.86%
Leap Wireless International, Inc. (a)	87,400	1,071,524
MetroPCS Communications, Inc. (a)	94,900	1,198,587
NII Holdings, Inc. (a)	30,150	1,346,499
		3,616,610

Utilities - 3.37%
Energen Corp.	22,300	1,076,198
TECO Energy, Inc.	56,200	1,000,360
		2,076,558

TOTAL COMMON STOCKS (Cost $53,681,452)		61,592,058

TOTAL INVESTMENTS (Cost $53,681,452) - 99.85%		$61,592,058

Other Assets less Liabilites - 0.15%		91,535

TOTAL NET ASSETS - 100.00%		$61,683,593

(a) Non-income producing.

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Common Stocks - 25.19%	Shares	Fair Value

Consumer Discretionary - 1.25%
Bally Total Fitness Holding Corp. (a) (h) (j) (k)	459	$459
Regal Entertainment Group - Class A	43,700	513,038
		513,497

Consumer Staples - 6.25%
Campbell Soup Co.	18,700	649,825
Eurofresh Holding Company, Inc. (a) (h) (j)	14,706	11,030
H.J. Heinz Co.	12,900	638,034
Philip Morris International, Inc.	11,000	643,830
Vector Group Ltd.	36,500	632,180
		2,574,899

Energy - 1.52%
Provident Energy Ltd.	79,000	628,050

Financials - 7.28%
Apollo Investment Corp.	52,200	577,854
Capstead Mortgage Corp.	30,800	387,772
Chimera Investment Corp.	93,400	383,874
Cincinnati Financial Corp.	10,000	316,900
Mercury General Corp.	13,500	580,635
Prospect Capital Corp.	70,000	756,000
		3,003,035

Health Care - 1.38%
Bristol-Myers Squibb Co.	21,500	569,320

Information Technology - 1.52%
Microchip Technology, Inc.	18,300	626,043

Materials - 1.44%
Nucor Corp.	13,500	591,570

Telecommunication Service - 1.56%
Windstream Corp.	46,100	642,634

Utilities - 2.99%
DTE Energy Co.	13,000	589,160
Xcel Energy, Inc.	27,400	645,270
		1,234,430

TOTAL COMMON STOCKS (Cost $10,699,248)		10,383,478

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments - continued
December 31, 2010 (Unaudited)

Real Estate Investment Trusts - 2.48%	Shares	Fair Value

American Capital Agency Corp.	13,400	$385,116
Annaly Capital Management, Inc.	35,500	636,160

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,050,705)		1,021,276

Preferred Securities - 2.72%

EOS Preferred Corp., 8.500%	43,140	919,314
Eurofresh Holding Company, Inc. - Series A, 10.000% (a) (h) (j)	147	147,000
Western United Holding - Series A, 0.000% (a) (b) (e) (h) (k)	74,836	54,630

TOTAL PREFERRED SECURITIES (Cost $3,278,362)		1,120,944

Warrants - 0.00%

Bally Total Fitness Holding Corp., expires 09/01/2014 (a) (h) (j) (k)	1,106	-

TOTAL WARRANTS (Cost $0)		-

	Principal
Corporate Bonds - 43.54%	Amount	Fair Value

American Airlines, Inc., Series 91C2, 9.730%, 09/29/2014 (c) (h)	1,174,582	1,127,599
American International Group, Inc., 9.000%, 02/28/2028 (e)	1,200,000	1,194,000
Bridgemill Finance, LLC, 8.000%, 07/15/2017 (f) (h) (k)	1,200,000	588,000
CKE Restaurants, Inc., 11,375%, 07/15/2018	1,000,000	1,112,500
Clearwire Communications LLC 12.000%, 12/01/2015 (f)	1,000,000	1,085,000
CNA Financial Corp., 7.350%, 11/15/2019	1,100,000	1,208,418
Edison Mission Energy, 7.000%, 05/15/2017	1,000,000	797,500
Farmers Insurance Exchange, 8.625%, 05/01/2024 (f)	860,000	943,680
Forster Drilling Corp., 10.000%, 01/15/2013 (a) (d) (f) (h) (k)	910,000	682,500
JPMorgan Chase & Co., 9.000%, 05/19/2011	900,000	906,750
Lucent Technologies, Inc., 6.450%, 03/15/2029	2,000,000	1,590,000
MGM Mirage, Inc., 13.000%, 11/15/2013	600,000	712,500
North Atlantic Trading Co., Inc., 10.000%, 03/01/2012 (f)	2,000,000	1,890,000
O&G Leasing, LLC, 10.500%, 09/15/2013 (a) (d) (f) (h) (k)	1,530,000	1,086,300
Pioneer Natural Resources Co., 7.500%, 01/15/2020	700,000	772,119
Plaza Orlando Condo Association, Inc., 5.500%, 05/15/2031 (f) (h) (k)	252,000	123,480
SLM Corp., 6.000%, 05/10/2012	1,000,000	982,275
Zions Bancorp, 7.750%, 09/23/2014	1,100,000	1,147,682

TOTAL CORPORATE BONDS (Cost $19,296,696)		17,950,303

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments - continued
December 31, 2010 (Unaudited)

	Principal
Foreign Bonds Denominated in US Dollars - 16.14%	Amount	Fair Value

BSP Finance BV, 10.750%, 11/01/2011	600,000	$570,360
Credit Agricole SA, 8.375%, 10/13/19 (e) (f) (i)	1,000,000	1,032,500
Fairfax Financial Holdings, 7.750%, 07/15/2037	1,000,000	976,250
Maxcom Telecommunicaciones SAB de CV, 11.000%, 12/15/2014	790,000	655,700
Provincia de Buenos Aires, 9.625%, 04/18/2028 (f)	1,000,000	832,500
Rabobank Netherland, 11.000% (e) (f) (i)	500,000	648,151
Royal Bank of Scotland, 10.250%, 05/19/2011	900,000	902,700
UPM-KYMME Corp., 7.450%, 11/26/2027 (f)	1,100,000	1,035,375

TOTAL FOREIGN BONDS DENOMINATED
IN US DOLLARS (Cost $6,600,666)		6,653,536

Certificates of Deposit - 0.34%

Summit Securities CD, 8.500%, 11/29/2007 (a) (g) (h) (k)	250,000	64,900
Summit Securities CD, 8.500%, 12/26/2007 (a) (g) (h) (k)	300,000	77,880

TOTAL CERTIFICATES OF DEPOSIT (Cost $483,921)		142,780

Money Market Securities - 8.32%	Shares	Fair Value

Federated Prime Obligations Fund - Institutional Shares, 0.17% (e)	3,428,213	3,428,213

TOTAL MONEY MARKET SECURITIES (Cost $3,428,213)		3,428,213

TOTAL INVESTMENTS (Cost $44,837,811) - 98.73%		$40,700,530

Other assets less liabilities - 1.27%		522,187

TOTAL NET ASSETS - 100.00%		$41,222,716

(a) Non-income producing.
(b) As of December 31, 2010, subsidiary companies have filed bankruptcy.
(c) Asset-backed security.
(d) Issue is in default.
(e) Variable rate security; the rate shown represents the yield at December 31, 2010.
(f) Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g) As of December 31, 2010, company has filed bankruptcy. All interest and principal payments have been halted.
(h) This security is currently valued by the Advisor, according to fair value procedures approved by the Trust.
(i) Perpetual Bond - the bond has no maturity date.
(j) Security received as part of a bankruptcy. Security is currently unregistered and restricted from sale.
(k) Security is illiquid at December 31, 2010, at which time the aggregate value of illiquid securities is $2,678,149 or 6.50%
of net assets.

See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Common Stocks - 100.93%	Shares	Fair Value

Consumer Discretionary - 6.72%
Cinemark Holdings, Inc.	10,543	$181,761
PetMed Express, Inc.	12,700	226,187
Stewart Enterprises, Inc. - Class A	39,000	260,910
		668,858

Consumer Staples - 6.49%
Altria Group, Inc.	8,900	219,118
Kimberly-Clark Corp.	3,481	219,442
Unilever NV (a)	6,601	207,272
		645,832

Energy - 9.17%
Chevron Corp.	2,571	234,604
Royal Dutch Shell PLC (b)	3,296	220,107
Total SA (b)	3,857	206,272
YPF Sociedad Anonima (b)	4,995	251,598
		912,581

Financials - 19.29%
Advance America Cash Advance Centers, Inc.	44,000	248,160
Banner Corp.	123,500	286,520
Federated Investors, Inc. - Class B	8,967	234,666
Fidelity National Financial, Inc. - Class A	16,000	218,880
Hudson City Bancorp, Inc.	20,360	259,386
Life Partners Holdings, Inc.	9,500	181,735
Merchants Bancshares, Inc.	8,200	225,992
New York Community Bancorp, Inc.	14,084	265,484
		1,920,823

Health Care - 10.59%
Bristol-Myers Squibb Co.	8,400	222,432
Eli Lilly and Co.	5,665	198,502
GlaxoSmithKline PLC (b)	5,364	210,376
Landauer, Inc.	3,300	197,901
Meridian Bioscience, Inc.	9,700	224,652
		1,053,863

Industrials - 9.11%
Alexander & Baldwin, Inc.	5,600	224,168
Healthcare Services Group, Inc.	13,200	214,764
Mine Safety Appliances Co.	7,500	233,475
US Ecology, Inc.	13,500	234,630
		907,037

See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund
Schedule of Investments - continued
December 31, 2010 (Unaudited)

Common Stocks - 100.93% - continued	Shares	Fair Value

Information Technology - 13.87%
Diebold, Inc.	6,668	$213,710
Infosys Technologies Ltd. (b)	3,300	251,064
KLA-Tencor Corp.	5,900	227,976
Linear Technology Corp.	6,687	231,303
Microchip Technology, Inc.	6,500	222,365
Paychex, Inc.	7,589	234,576
		1,380,994

Materials - 4.65%
Quaker Chemical Corp.	5,600	233,352
RPM International, Inc.	10,395	229,729
		463,081

Telecommunication Service - 17.27%
Atlantic Tele-Network, Inc.	5,900	226,206
CenturyLink, Inc.	5,016	231,589
China Mobile Ltd. (b)	4,268	211,778
Frontier Communications Corp.	20,411	198,599
HickoryTech Corp.	22,300	214,080
Telecom Corp. of New Zealand Ltd. (b)	23,773	199,693
Telefonos de Mexico SAB de CV (Telmex) (b)	14,000	225,960
Vodafone Group Plc (b)	8,023	212,048
		1,719,953

Utilities - 3.77%
Exelon Corp.	5,500	229,020
National Grid Plc (b)	3,306	146,720
		375,740

TOTAL COMMON STOCKS (Cost $9,355,586)		10,048,762

Money Market - 0.64%

Federated Prime Obligations Fund , 0.17% (c)	63,774	63,774

TOTAL MONEY MARKET (Cost $63,774) - 0.64%		63,774

TOTAL INVESTMENTS (Cost $9,419,360) - 101.57%		$10,112,536

Other Liabilites less Assets - (1.57)%		(155,924)

TOTAL NET ASSETS - 100.00%		$9,956,612

(a) New York Registry
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at December 31, 2010.

See accompanying notes which are an integral part of these financial statements.

IMS Family of Funds

Statements of Assets and Liabilities
December 31, 2010
(Unaudited)

	IMS Capital	IMS Strategic	IMS Dividend
	Value Fund	Income Fund	Growth Fund

Assets
Investments in securities:
At cost	$53,681,452	$44,837,811	$9,419,360
At value	$61,592,058	$40,700,530	$10,112,536

Cash	(113,554)	-	-
Dividends receivable	33,640	238,834	18,712
Receivable for Fund shares purchased	115	10,400	-
Receivable for investments sold	306,060	1,403	-
Prepaid expenses	12,212	17,835	8,741
Interest receivable	91	461,164	11
Total assets	61,830,622	41,430,166	10,140,000

Liabilities
Payable to Advisor (a)	63,709	46,012	10,566
Accrued expenses	12,384	12,090	11,217
Payable to administrator	29,864	17,956	7,901
Payable to trustees and officers	1,556	1,546	1,556
Payable to custodian	1,856	4,779	713
Payable for Fund shares redeemed	37,660	125,067	151,435
Total liabilities	147,029	207,450	183,388

Net Assets	$61,683,593	$41,222,716	$9,956,612

Net Assets consist of:
Paid in capital	$72,038,697	$82,730,206	$13,280,653
Accumulated undistributed net investment income (loss)	(129,318)	241,049	6,676
Accumulated net realized gain (loss) on investments	(18,136,392)	(37,611,760)	(4,023,893)
Net unrealized appreciation (depreciation)
on investments	7,910,606	(4,136,779)	693,176

Net Assets	$61,683,593	$41,222,716	$9,956,612

Shares outstanding	3,890,213	6,038,737	1,038,739
(unlimited number of shares authorized, no par value)

Net asset value and offering
price per share	$15.86	$6.83	$9.59

Redemption price per share (b)	$15.78	$6.80	$9.54

(a) See Note 4 in the Notes to the Financial Statements.
(b) The redemption price per share reflects a redemption fee of 0.50% on shares redeemed within 90 days of purchase.

See accompanying notes which are an integral part of these financial statements.

IMS Family of Funds

Statements of Operations
For the Six Months Ended December 31, 2010
(Unaudited)

	IMS Capital	IMS Strategic	IMS Dividend
	Value Fund	Income Fund	Growth Fund

Investment Income
Dividend income (net of foreign withholding tax of $52,
$14,593 and $2,208, respectively)	$426,908	$1,274,441	$205,811
Interest income (net of foreign witholding tax of $0,
$198, and $0, respectively)	648	1,323,004	118
Total Income	427,556	2,597,445	205,929

Expenses
Investment Advisor fees (a)	365,721	276,279	62,141
Administration expenses	94,667	68,146	17,639
Sub-Transfer Agency expenses	23,501	10,984	6,861
Legal expenses	14,190	11,060	11,083
Custodian expenses	5,315	10,926	1,935
Registration expenses	10,965	9,920	4,502
Audit expenses	6,993	9,759	7,750
Trustee expenses	4,720	4,714	4,720
Printing expenses	7,771	4,376	653
CCO expenses	3,960	3,955	3,960
Pricing expenses	1,622	3,394	2,015
Other expenses	2,496	2,528	2,012
Miscellaneous expenses	6,173	5,372	4,774
Insurance expenses	3,980	1,964	738
Compliance expenses	4,800	4,800	4,800
24F-2 expenses	-	109	-
Net expenses	556,874	428,286	135,583
Net Investment Income (Loss)	(129,318)	2,169,159	70,346

Realized & Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investment securities	5,742,945	(2,993,509)	671,707
Change in unrealized appreciation (depreciation)
on investment securities	7,757,374	4,861,636	1,203,172
Net realized and unrealized gain (loss)
on investment securities	13,500,319	1,868,127	1,874,879
Net Increase (Decrease) in Net Assets Resulting
from Operations	$13,371,001	$4,037,286	$1,945,225

(a) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund

Statement of Cash Flows
For the Six Months Ended December 31, 2010
(Unaudited)

Increase/ (Decrease) in Cash
Cash flows from operating activities:
Net increase in net assets resulting from operations	$4,037,286

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Accretion of discount/Amortization of premium, net	11,324
Adjustments to income from prior year	20,044
Purchase of investment securities	(105,418,470)
Proceeds from disposition of long term securities	98,460,793
Sale of short term securities, net	9,874,757
Increase in receivable for fund shares purchased	(10,150)
Increase in payable for fund shares redeemed	121,067
Increase in dividends and interest receivable	(47,263)
Increase in receivable for investments sold	(1,403)
Increase in prepaid expenses	(8,817)
Increase in payable to advisor	2,538
Decrease in accrued expenses and expenses payable	(8,129)
Net realized loss on investment securities	2,993,509
Change in unrealized appreciation (depreciation) on investments	(4,861,636)
Net cash provided by operating activities	5,165,450

Cash flows from financing activities:
Proceeds from shares purchased	3,257,680
Amount paid for shares redeemed	(8,229,729)
Cash distributions paid	(193,401)
Net cash used in financing activities	(5,165,450)

Net change in cash	$-

Cash balance at June 30, 2010	$-
Cash balance at December 31, 2010	$-

*Non cash financing activities not included herein consist of reinvestment of dividends of $1,734,709.

See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund

Statements of Changes in Net Assets

	Six Months ended
	December 31, 2010	Year ended
	(Unaudited)	June 30, 2010
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(129,318)	$(231,416)
Net realized gain (loss) on investment securities	5,742,945	(958,827)
Change in unrealized appreciation (depreciation) on
investment securities	7,757,374	12,994,095
Net increase (decrease) in net assets resulting from operations	13,371,001	11,803,852

Distributions
From net investment income	-	(286,472)
From net realized gain	-	-
Total distributions	-	(286,472)

Capital Share Transactions
Proceeds from shares purchased	956,330	4,523,653
Reinvestment of distributions	-	283,163
Amount paid for shares redeemed	(10,175,867)	(32,869,070)
Proceeds from redemption fees	118	694
Net increase (decrease) in net assets resulting
from share transactions	(9,219,419)	(28,061,560)
Total Increase (Decrease) in Net Assets	4,151,582	(16,544,180)

Net Assets
Beginning of period	57,532,011	74,076,191

End of period	$61,683,593	$57,532,011

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$(129,318)	$-

Capital Share Transactions
Shares purchased	65,344	345,333
Shares issued in reinvestment of distributions	-	20,639
Shares redeemed	(709,753)	(2,447,908)

Net increase (decrease) in capital shares	(644,409)	(2,081,936)

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund

Statements of Changes in Net Assets

	Six Months ended
	December 31, 2010	Year ended
	(Unaudited)	June 30, 2010
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	2,169,159	$3,732,431
Net realized gain (loss) on investment securities	(2,993,509)	(1,647,606)
Net realized gain (loss) on the translation of foreign currencies	-	-
Change in unrealized appreciation (depreciation)
on investment securities	4,861,636	8,883,251
Net increase (decrease) in net assets resulting from operations	4,037,286	10,968,076

Distributions
From net investment income	(1,928,110)	(3,543,179)
Tax return of capital	-	(124,870)
Total distributions	(1,928,110)	(3,668,049)

Capital Share Transactions
Proceeds from shares purchased	3,257,680	14,007,407
Reinvestment of distributions	1,734,709	3,317,516
Amount paid for shares redeemed	(8,231,875)	(16,162,284)
Proceeds from redemption fees	2,146	11,710
Net increase (decrease) in net assets resulting
from share transactions	(3,237,340)	1,174,349
Total Increase (Decrease) in Net Assets	(1,128,164)	8,474,376

Net Assets
Beginning of period	42,350,880	33,876,504

End of period	$41,222,716	$42,350,880

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$241,049	$-

Capital Share Transactions
Shares purchased	484,054	2,131,843
Shares issued in reinvestment of distributions	257,435	515,535
Shares redeemed	(1,217,509)	(2,481,543)

Net increase (decrease) in capital shares	(476,020)	165,835

See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund

Statements of Changes in Net Assets

	Six Months ended
	December 31, 2010	Year ended
	(Unaudited)	June 30, 2010
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$70,346	$132,058
Net realized gain (loss) on investment securities	671,707	(651,792)
Change in unrealized appreciation (depreciation) on
investment securities	1,203,172	1,352,731
Net increase (decrease) in net assets resulting from operations	1,945,225	832,997

Distributions
From net investment income	(64,987)	(130,741)
From net realized gain	-	-
Tax return of capital	-	-
Total distributions	(64,987)	(130,741)

Capital Share Transactions
Proceeds from shares purchased	1,055,822	6,296,764
Reinvestment of distributions	64,942	130,657
Amount paid for shares redeemed	(3,267,146)	(7,270,700)
Proceeds from redemption fees	50	1,617
Net increase (decrease) in net assets resulting
from share transactions	(2,146,332)	(841,662)
Total Increase (Decrease) in Net Assets	(266,094)	(139,406)

Net Assets
Beginning of period	10,222,706	10,362,112

End of period	$9,956,612	$10,222,706

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$6,676	$1,317

Capital Share Transactions
Shares purchased	114,597	746,334
Shares issued in reinvestment of distributions	7,255	15,254
Shares redeemed	(372,047)	(876,148)

Net increase (decrease) in capital shares	(250,195)	(114,560)

See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund

Financial Highlights
For a Fund share outstanding throughout each period

	Six Months Ended	For the fiscal years ended June 30,
	December 31, 2010
	(Unaudited)	2010	2009	2008		2007	2006

Selected Per Share Data
Net asset value, beginning of period	$ 12.69	$ 11.20	$ 18.26	$ 22.83		$ 19.73	$ 18.50

Income from investment operations
Net investment income (loss)	(0.03)	(0.04)	0.04	(0.02)		(0.02)	(0.02)
Net realized and unrealized gain (loss)
on investments	3.20	1.58	(5.46)	(3.62)		3.79	2.33
Total from investment operations	3.17	1.54	(5.42)	(3.64)		3.77	2.31

Less Distributions to shareholders:
From net investment income	-	(0.05)	-	-		-	-
From net realized gain	-	-	(1.64)	(0.93)		(0.67)	(1.08)
Total distributions	-	(0.05)	(1.64)	(0.93)		(0.67)	(1.08)

Paid in capital from redemption fees (a)	-	-	-	-		-	-

Net asset value, end of period	$ 15.86	$ 12.69	$ 11.20	$ 18.26		$ 22.83	$ 19.73

Total Return (b)	24.98%	13.72%	-29.20%	-16.18%		19.53%	12.72%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 61,684	$ 57,532	$ 74,076	$ 134,805		$ 193,243	$ 165,562
Ratio of expenses to average net assets	1.84%	1.78%	1.67%	1.51%	(c)	1.48%	1.48%
Ratio of expenses to average net assets
before waiver & reimbursement	1.84%	1.78%	1.67%	1.51%		1.52%	1.52%
Ratio of net investment income (loss) to
average net assets	(0.43)%	(0.31)%	0.32%	(0.11)%		(0.07)%	(0.13)%
Ratio of net investment income (loss) to
average net assets before waiver &
reimbursement	(0.43)%	(0.31)%	0.32%	(0.11)%		(0.11)%	(0.17)%
Portfolio turnover rate	74.26%	14.75%	16.04%	45.94%		12.45%	28.98%

(a) Redemption fees resulted in less than $0.005 per share.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) On August 31, 2007, the expense limitation agreement between the Fund and the Advisor expired.
Effective September 1, 2007 the Fund no longer had an expense limitation.

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund

Financial Highlights
For a Fund share outstanding throughout each period

	Six Months Ended	For the fiscal years ended June 30,
	December 31, 2010
	(Unaudited)	2010	2009	2008	2007	2006

Selected Per Share Data
Net asset value, beginning of period	$ 6.50	$ 5.34	$ 8.88	$ 11.44	$ 10.63	$ 10.36

Income from investment operations
Net investment income (loss)	0.34	0.56	0.67	0.88	0.80	0.68
Net realized and unrealized gain (loss)
on investments	0.29	1.17	(3.51)	(2.32)	0.83	0.31
Total from investment operations	0.63	1.73	(2.84)	(1.44)	1.63	0.99

Less Distributions to shareholders:
From net investment income	(0.30)	(0.56)	(0.69)	(0.89)	(0.77)	(0.72)
From net realized gain	-	-	-	(0.23)	(0.05)	-(a)
Tax return of capital	-	(0.01)	(0.01)	-	-	-
Total distributions	(0.30)	(0.57)	(0.70)	(1.12)	(0.82)	(0.72)

Paid in capital from redemption fees (b)	-	-	-	-	-	-

Net asset value, end of period	$ 6.83	$ 6.50	$ 5.34	$ 8.88	$ 11.44	$ 10.63

Total Return (c)	9.84%	32.97%	-32.44%	-13.33%	15.78%	9.90%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 41,223	$ 42,351	$ 33,877	$ 81,981	$ 106,151	$ 67,911
Ratio of expenses to average net assets	1.95%	2.01%	1.77%	1.59%	1.59%	1.57%
Ratio of expenses to average net assets
before waiver & reimbursement	1.95%	2.01%	1.83%	1.59%	1.59%	1.57%
Ratio of net investment income (loss) to
average net assets	9.89%	8.98%	10.58%	8.76%	7.20%	6.69%
Ratio of net investment income (loss) to
average net assets before waiver &
reimbursement	9.89%	8.98%	10.52%	8.76%	7.20%	6.69%
Portfolio turnover rate	276.87%	467.90%	91.23%	53.00%	135.38%	90.14%

(a) Capital gains distributed amounted to less than $0.005 per share.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund

Financial Highlights
For a Fund share outstanding throughout each period

	Six Months Ended	For the fiscal years ended June 30,
	December 31, 2010
	(Unaudited)	2010	2009		2008	2007	2006

Selected Per Share Data
Net asset value, beginning of period	$ 7.93	$ 7.38	$ 11.29		$ 14.33	$ 12.67	$ 12.29

Income from investment operations
Net investment income (loss)	0.06	0.10	0.08		0.25	0.24	0.12
Net realized and unrealized gain (loss)
on investments	1.66	0.55	(3.11)		(1.98)	1.76	0.64
Total from investment operations	1.72	0.65	(3.03)		(1.73)	2.00	0.76

Less Distributions to shareholders:
From net investment income	(0.06)	(0.10)	(0.20)		(0.23)	(0.14)	(0.09)
From net realized gain	-	-	(0.68)		(1.08)	(0.20)	(0.21)
Tax return of capital	-	-	-	(a)	-	-	(0.08)
Total distributions	(0.06)	(0.10)	(0.88)		(1.31)	(0.34)	(0.38)

Paid in capital from redemption fees (b)	-	-	-		-	-	-

Net asset value, end of period	$ 9.59	$ 7.93	$ 7.38		$ 11.29	$ 14.33	$ 12.67

Total Return (c)	21.74%	8.71%	-26.27%		-12.84%	16.00%	6.23%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 9,957	$ 10,223	$ 10,362		$ 18,123	$ 20,153	$ 19,925
Ratio of expenses to average net assets	2.75%	2.59%	2.28%		1.89%	1.92%	1.96%
Ratio of expenses to average net assets
before waiver & reimbursement	2.75%	2.59%	2.28%		1.89%	1.92%	1.96%
Ratio of net investment income (loss) to
average net assets	1.43%	1.21%	0.65%		2.08%	1.75%	1.00%
Ratio of net investment income (loss) to
average net assets before waiver &
reimbursement	1.43%	1.21%	0.65%		2.08%	1.75%	1.00%
Portfolio turnover rate	89.49%	129.66%	45.66%		59.66%	54.62%	55.15%

(a) Distributions amounted to less than $0.005 per share.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

See accompanying notes which are an integral part of these financial statements.

IMS Family of Funds
Notes to the Financial Statements
December 31, 2010
(Unaudited)

NOTE 1.  ORGANIZATION

IMS Capital Value Fund (the “Value Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on June 6, 2004. The IMS Strategic Income Fund (the “Income Fund”) was organized as a non-diversified series of the Trust on June 6, 2004. The IMS Dividend Growth Fund (the “Dividend Growth Fund”) was organized as a non-diversified series on June 6, 2004. Effective September 1, 2009, the Dividend Growth Fund adopted a diversification policy. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Value Fund was organized on July 25, 1996 and commenced operations on August 5, 1996. The Income Fund and the Dividend Growth Fund were organized on September 30, 2002 and commenced operations on November 5, 2002. The Dividend Growth Fund changed its name from the IMS Strategic Allocation Fund effective September 1, 2009. The investment objective of the Value Fund is to provide long-term growth from capital appreciation, dividends and interest. The investment objective of the Income Fund is to provide current income and secondarily, capital appreciation. The investment objective of the Dividend Growth Fund is to provide long-term growth from capital appreciation and dividends. The investment advisor of each Fund is IMS Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reverse Convertible Notes - The Funds may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year or less) that are linked to individual equity securities. These notes make regular interest payments by the issuer, but also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

IMS Family of Funds
Notes to the Financial Statements
December 31, 2010
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes - The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the period ended December 31, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period ended December 31, 2010, the Funds did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years prior to 2006.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - Each Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. For bonds that miss a scheduled interest payment, after the grace period, all interest accrued on the bond is written off and no additional interest will be accrued. However, for illiquid or bonds valued by the Advisor, if the Advisor’s research indicates a high recovery rate in restructuring, and the Fund expects to hold the bond until the issue is restructured, past due interest may not be written off in its entirety. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions - The Income Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. The Value Fund and Dividend Growth Fund intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.  For the period ending December 31, 2010, there were no such reclassifications.

IMS Family of Funds
Notes to the Financial Statements
December 31, 2010
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, American Depositary Receipts, real estate investment trusts, warrants and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

IMS Family of Funds
Notes to the Financial Statements
December 31, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities. The Advisor has used inputs such as the financial condition of underlying issuers, anticipated restructuring settlements, and expected liquidation proceeds in determining the fair value of such Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, certificates of deposit, U.S. government securities and U.S. government agency securities, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, multiples of earnings, yields on similar securities, and expected liquidation proceeds, in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity

IMS Family of Funds
Notes to the Financial Statements
December 31, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

of market quotations appears to be questionable based on factors such as evidence of a thin market in thesecurity based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Value Fund’s investments as of December 31, 2010:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$61,592,058	$-	$-	$61,592,058

Total	$61,592,058	$-	$-	$61,592,058

*Refer to the Schedule of Investments for industry classifications.
The Fund did not hold any derivative instruments during the period ended December 31, 2010.

The Value Fund did not hold any securities during the reporting period which transferred between Levels 1 and 2.  The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

IMS Family of Funds
Notes to the Financial Statements
December 31, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Income Fund’s investments as of December 31, 2010:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$10,371,989	$-	$11,489	$10,383,478

Real Estate Investment Trusts	1,021,276	-	-	1,021,276
	-
Preferred Securities	919,314	-	201,630	1,120,944

Corporate Bonds	-	14,342,424	3,607,879	17,950,303

Foreign Bonds Denominated in US Dollars	-	6,653,536	-	6,653,536

Certificates of Deposit	-	-	142,780	142,780

Warrants**	-	-	-	-

Money Market Securities	3,428,213	-	-	3,428,213

Total	$15,740,792	$20,995,960	$3,963,778	$40,700,530

*Refer to the Schedule of Investments for industry classifications.
**The warrant held by the Fund is valued at $0, using Level 3 inputs, by the Advisor in conformity with guidelines adopted by and suject to review by the Board.

The Income Fund did not hold any securities during the reporting period which transferred between
Levels 1 and 2. The Income Fund did not hold any derivative instruments during the period ended
December 31, 2010.

IMS Family of Funds
Notes to the Financial Statements
December 31, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2010	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchases (sales)	Transfers in and/or out of Level 3*		Balance as of December 31, 2010
Common Stocks	$11,030	$-	$421	$38	$-		$11,489
Preferred Securities	900,599	-	(698,969)	-	-		201,630
Corporate Bonds	1,809,761	(672)	103,182	(73,192)	1,768,800	(a)	3,607,879
Certificates of Deposit	142,780	-	-	-	-		142,780
Total	$2,864,170	$(672)	$(595,366)	$(73,154)	$1,768,800		$3,963,778

* The amount of transfers in are reflected at the securities’ fair value on the date of transfer.
(a) This transfer in represents securities received by the Fund in the reorganization/exchange of the Forster Drilling Corp. and O&G Leasing, LLC bonds previously held by the Fund.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2010 was $(669,192) as shown below.

Total Change in Unrealized Appreciation (Depreciation)

Common Stocks	$459

Preferred Securities	(698,969)

Corporate Bonds	29,318

Certificates of Deposit	-

Total	$(669,192)

IMS Family of Funds
Notes to the Financial Statements
December 31, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of December 31, 2010:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$10,048,762	$-	$-	$10,048,762

Money Market Securities	63,774	-	-	63,774

Total	$10,112,536	$-	$-	$10,112,536

*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any derivative instruments during the period ended December 31, 2010.
The Dividend Growth Fund did not hold any securities during the reporting period which transferred between
Levels 1 and 2.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the respective management agreements (the “Agreements”), the Advisor manages each Fund’s investments subject to approval of the Board. As compensation for its management services, the Funds are obligated to pay the Advisor a fee computed and accrued daily and paid monthly. Please see the chart below for information regarding the management fee rates, management fees earned during the period ended December 31, 2010, and the amounts due the Advisor at December 31, 2010.

	Value Fund	Income Fund	Dividend Growth Fund

Management fee (as a percent of
average net assets)	1.21%	1.26%	1.26%

Management fees earned	$365,721	$276,279	$62,141

Payable to Advisor	$63,709	$46,012	$10,566

IMS Family of Funds
Notes to the Financial Statements
December 31, 2010
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Any waiver or reimbursement of organizational or operating expenses by the Advisor is subject to repayment by the applicable Fund in the first, second and third fiscal years following the year in which any such reimbursement or waiver occurred, if the Fund is able to make the payment without exceeding the expense limitations in place at the time of the waiver. Prior to September 1, 2007, the expense cap for the Value Fund was 1.48%.  The amount subject to repayment by the Value Fund, at December 31, 2010, is as follows:

		To be repaid
Fund	Amount	by June 30,

Value Fund	$7,384	2011

Each Fund retains Huntington Asset Services, Inc. (“Huntington”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Certain officers of the Trust are members of management and/or employees of Huntington. Huntington operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”).   A Trustee of the Trust is a member of management of the Custodian. Please see the chart below for information regarding the fees earned by Huntington and the Custodian during the period ended December 31, 2010 and the amounts due to Huntington and the Custodian at December 31, 2010.

	Value Fund	Income Fund	Dividend Growth Fund

Administration expenses	$94,667	$68,146	$17,639

Reimbursement Sub-TA
expenses	$31,670	$19,164	$15,046

Custodian expenses	$5,315	$10,926	$1,935

Payable to Huntington	$29,864	$17,956	$7,901

Payable to Custodian	$1,856	$4,779	$713

Foreside Distribution Services, LP (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Funds for the period ended December 31, 2010.

IMS Family of Funds
Notes to the Financial Statements
December 31, 2010
(Unaudited)

NOTE 5.  INVESTMENTS

For the period ended December 31, 2010, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of December 31, 2010, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value	Income	Dividend Growth
	Fund	Fund	Fund
Gross Appreciation	$8,704,849	$816,810	$755,363
Gross (Depreciation)	(794,243)	(5,019,211)	(62,187)

Net Appreciation (Depreciation)
on Investments	$7,910,606	$(4,137,281)	$693,176

Tax Cost	$53,681,452	$44,837,811	$9,419,360

NOTE 6.  ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7.   BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2010, National Financial Securities Corp. (“National Financial”) held, for the benefit of its customers, 40.56% of the Value Fund, 44.67% of the Income Fund, and 61.67% of the Dividend Growth Fund. As a result, National Financial may be deemed to control each Fund.

IMS Family of Funds
Notes to the Financial Statements
December 31, 2010
(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

Capital Value Fund.  For the period ended December 31, 2010, the Capital Value Fund did not pay a distribution.

The tax characterization of distributions for the fiscal years ended June 30, 2010 and 2009 was as follows:

Distributions paid from:	2010	2009
Ordinary Income	$286,472	$-
Long-term Capital Gain	-	10,699,369
	$286,472	$10,699,369

Income Fund. For the period ended December 31, 2010, the Income Fund paid monthly distributions totaling $0.3000 per share.

The tax characterization of distributions for fiscal years ended June 30, 2010 and 2009 was as follows:

Dividend Growth Fund. For the period ended December 31, 2010, the Dividend Growth Fund paid quarterly income distributions totaling $0.06 per share.

The tax characterization of distributions for the fiscal years ended June 30, 2010 and 2009 was as follows:

Distributions paid from:	2010	2009
Ordinary Income	$130,741	$277,561
Long-term Capital Gain	-	939,361
Return of Capital	-	3,350
	$130,741	$1,220,272

IMS Family of Funds
Notes to the Financial Statements
December 31, 2010
(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - continued

As of December 31, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Value	Income	Dividend Growth
	Fund	Fund	Fund

Undistributed ordinary income	$-	$-	$1,317
Capital Loss Carryforward	(23,851,776)	(32,867,709)	(4,695,600)
Unrealized appreciation (depreciation)	125,671	(10,748,957)	(509,996)

	$(23,726,105)	$(43,616,666)	$(5,204,279)

As of December 31, 2010, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales in the amount of $2,120 for the Income Fund and post-October losses in the amount of $27,561 for the Value Fund and $1,748,421 for the Income Fund.

NOTE 9. CAPITAL LOSS CARRYFORWARDS

At December 31, 2010, for federal income tax purposes, the Funds have capital loss carryforwards, in the following amounts:

			Dividend Growth
	Value Fund	Income Fund	Fund
Expires on June 30, 2016	$-	$1,678,970	$-
Expires on June 30, 2017	11,977,663	7,045,965	1,252,850
Expires on June 30, 2018	11,874,113	24,142,774	3,442,750
	23,851,776	32,867,709	4,695,600

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

IMS Family of Funds
Notes to the Financial Statements
December 31, 2010
(Unaudited)

NOTE 10. RESTRICTED AND ILLIQUID SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor.  The Income Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933.  It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At December 31, 2010, the aggregate value of such securities amounted to $9,947,486 and value amounts to 24.13% of the net assets of the Income Fund.  Of these restricted securities, $2,480,280 (6.02% of net assets) is considered to be illiquid.

NOTE 11. RESTRICTED SECURITIES

			Shares or
	Acquisition		Principal	Amortized
	Date		Amount	Cost	Value
Bridgemill Finance, LLC, 8.000%, 07/15/2017	7/12/2007		$1,200,000	$1,200,000	$588,000
Clearwire Communications LLC 12.000%, 12/01/2015	3/25/2010		1,000,000	1,023,531	1,085,000
Credit Agricole SA, 8.375%, 10/13/2019	9/17/2010	(a)	1,000,000	1,083,484	1,032,500
Farmers Insurance Exchange, 8.625%, 05/01/2024	4/22/2010		860,000	945,213	943,680
Forster Drilling Corp., 10.000%, 01/15/2013	12/27/2007		910,000	884,486	682,500
North Atlantic Trading Co., Inc., 10.000%, 03/01/2012	5/22/2007		2,000,000	2,005,185	1,890,000
O&G Leasing, LLC, 10.500%, 09/15/2013	4/4/2007	(b)	1,530,000	1,512,436	1,086,300
Plaza Orlando Condo Association, Inc., 5.500%, 05/15/2031	8/30/2006		252,000	394,200	123,480
Provincia de Buenos Aires, 9.625%, 04/18/2028	11/15/2010		1,000,000	862,673	832,500
Rabobank Netherland, 11.000%	11/6/2009		500,000	608,399	648,151
UPM-KYMME Corp., 7.450%, 11/26/2027	3/24/2010		1,100,000	916,371	1,035,375

(a) Purchased on various dates beginning 09/17/2010.
(b) Purchased on various dates beginning 04/04/2007.

IMS Family of Funds
Notes to the Financial Statements
December 31, 2010
(Unaudited)

NOTE 12. SUBSEQUENT EVENT

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 343-5902 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (800) 934-5550 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Melissa K. Gallagher, President
John C. Swhear, Senior Vice-President
Chris Kashmerick, Chief Financial Officer and Treasurer
Tara Pierson, Secretary
Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISER
IMS Capital Management, Inc.
8995 S.E. Otty Road
Portland, OR 97086

DISTRIBUTOR
Foreside Distribution Services, LP
690 Taylor Road, Suite 150
Gahanna, OH 43230

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Foreside Distribution Services, LP
Member FINRA/SIPC

Item 2. Code of Ethics.   NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.  NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.  NOT APPLICABLE – applies to listed companies only

Item 6.  Schedule of Investments.  Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  NOT APPLICABLE – applies to closed-end funds only

Item 8.  Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  NOT APPLICABLE – applies to closed-end funds only

Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.
(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of February 16, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)                    Not Applicable – filed with annual report

(a)(2)
Certifications  by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2under the Investment  Company Act of 1940 are filed herewith.

(a)(3)                    Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Unified Series Trust

By
*/s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date    3/8/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*/s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date    3/8/2011

By
*           /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, Treasurer

Date   3/8/2011